Organization and Business Operations - Additional Information (Detail)		3 Months Ended
	Mar. 08, 2021 USD ($) $ / shares shares	Mar. 08, 2021 USD ($) $ / shares shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation	DE
Sale of Stock, transaction date		Mar. 08, 2021
Payment to acquire restricted investments	$ 400,000,000
Restricted investment value per share | $ / shares	$ 10.00	$ 10.00
Term of restricted investments	185 days
Dissolution expenses payable	$ 100,000	$ 100,000
Percentage of public shares to be redeemed in case business combination is not consummated	100.00%	100.00%
Period within which business combination must be completed from the date of closure of initial public offering		24 months
Minimum networth to effect a business combination	$ 5,000,001	$ 5,000,001
Per share amount to be maintained in the trust account | $ / shares	$ 10.00	$ 10.00
Cash	$ 3,204,632	$ 3,204,632
Working capital	2,600,000	2,600,000
Due to related parties	128,629	$ 128,629
M3-Brigade Acquisition II Corp. [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation of the company		Dec. 16, 2020
Date of incorporation		DE
Offering Costs and Taxes [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Related party transaction, amounts of transaction		$ 128,629
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of units, number of units issued in transaction | shares		40,000,000
Transaction costs		$ 22,648,354
Underwriting discount		8,000,000
Deferred underwriting discount	$ 14,000,000	14,000,000
Other offering costs		$ 648,354
Common Class A [Member] | IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of units, effective date		Mar. 03, 2021
Sale of units, number of units issued in transaction | shares	40,000,000
Sale of units, price per unit | $ / shares	$ 10.00	$ 10.00
Sale of units, consideration received	$ 400,000,000
Common Class A [Member] | Over-Allotment Option [Member] | Commitment to Cover Over Allotments [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of units, number of units issued in transaction | shares		6,000,000
Underwriters option days		45 days
Sponsor [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation		DE
Sponser name		M3-Brigade Sponsor LP
Sponsor [Member] | Sale of Founder Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from sale of stock		$ 25,000
Sponsor [Member] | Private Placement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of units, number of units issued in transaction | shares		7,500,000
Sale of units, price per unit | $ / shares	$ 1.50	$ 1.50
Sale of units, consideration received		$ 11,250,000